Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2023	December 31, 2024
Assets
Current assets
Cash and cash equivalents	23,590	2,095
Restricted cash	17,008	25,009
Accounts receivable, net	73,143	193,525
Amount due from subsidiaries of the Company	320,387	448,016
Amount due from related parties	45,182	43,747
Prepayments and other current assets	91,422	61,218
Total current assets	570,732	773,610
Non-current assets
Property and equipment, net	493	552
Right-of-use assets	5,633	3,043
Intangible assets	3,883	2,057
Other non-current assets	666	666
Total non-current assets	10,675	6,318
Total assets	581,407	779,928
Liabilities
Current liabilities
Accounts payable	349,993	357,531
Amount due to subsidiaries of the Company	5,560,180	5,343,426
Amount due to related parties	81	430
Registered users’ loyalty payable	13,863	6,307
Advance from customers and deferred revenue	12,351	51,516
Salary and welfare payable	15,784	28,930
Tax payable	36,588	42,421
Lease liabilities, current	2,407	2,516
Accrued liabilities related to users’ loyalty programs	33,489	38,205
Accrued liabilities and other current liabilities	220,104	224,158
Total current liabilities	6,244,840	6,095,440
Lease liabilities, non-current	3,366	850
Total liabilities	6,248,206	6,096,290

	Year ended December 31,
	2022	2023	2024
Revenues:
Third-party revenues	828,341	673,730	1,021,548
Intra-Group revenues	579,967	637,646	-
Total revenues	1,408,308	1,311,376	1,021,548
Cost of revenues:
Third-party cost of revenues	(446,189)	(365,857)	(527,431)
Intra-Group cost of revenues	(376,184)	(571,434)	-
Total cost of revenues	(822,373)	(937,291)	(527,431)
Gross profit	585,935	374,085	494,117
Operating expenses:
Third-party operating expenses	(572,365)	(248,310)	(327,081)
Intra-Group operating expenses	(384,197)	(140,418)	(112,329)
Total operating expenses	(956,562)	(388,728)	(439,410)
Other operating income	9,153	4,237	226
Income / (Loss) from Operations	(361,474)	(10,406)	54,933
Third-party non-operating income/(expense)	(9,311)	859	1,780
Intra-Group non-operating expense	-	-	-
Income / (Loss) before income tax expense	(370,785)	(9,547)	56,713
Income tax benefit /(expense)	(54)	412	(141)
Equity in loss of an affiliate company	(1,416)	-	-
Net income / (loss)	(372,255)	(9,135)	56,572

	Year ended December 31,
	2022	2023	2024

Net cash (used in)/provided by operating activities	(22,037)	(58,155)	352,187
Net cash provided by/(used in) investing activities	28,625	59,222	(365,681)
Net cash provided by financing activities	—	—	-
Net increase/(decrease) in cash and cash equivalents	6,588	1,067	(13,494)
Cash and cash equivalents, restricted cash at the beginning of year	32,943	39,531	40,598
Cash and cash equivalents, restricted cash at the end of year	39,531	40,598	27,104

Schedule of Estimated Useful Lives
Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets

Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue

In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$(Note 2(e))
Major service line
Advertising service provided to advertising customers	839,377	569,569	972,933	133,291
Other service
Agent and platform services	4,355	16,548	8,544	1,171
Live streaming and online games	195,213	155,659	18,912	2,591
Other revenues	44,100	3,781	21,503	2,945
Total Other services	243,668	175,988	48,959	6,707
Net Revenues	1,083,045	745,557	1,021,892	139,998